Quarterly Holdings Report
for

Fidelity Advisor® Capital Development Fund

June 30, 2020

DESIIO-QTLY-0820
1.804793.116

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	413,506	$22,796,586
Entertainment - 2.4%
Activision Blizzard, Inc.	171,500	13,016,850
Electronic Arts, Inc. (a)	86,900	11,475,145
The Walt Disney Co.	196,800	21,945,168
Vivendi SA	897,200	23,183,382
Warner Music Group Corp. Class A (b)	102,200	3,014,900
		72,635,445
Interactive Media & Services - 0.7%
Alphabet, Inc.:
Class A (a)	4,400	6,239,420
Class C(a)	4,283	6,054,492
Match Group, Inc. (a)(b)	87,500	9,366,875
		21,660,787
Media - 4.0%
Comcast Corp. Class A	2,843,700	110,847,426
Discovery Communications, Inc. Class A (a)(b)	101,700	2,145,870
Interpublic Group of Companies, Inc.	529,400	9,084,504
		122,077,800

TOTAL COMMUNICATION SERVICES		239,170,618

CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.6%
BorgWarner, Inc.	512,860	18,103,958
Automobiles - 0.6%
General Motors Co.	705,000	17,836,500
Distributors - 0.1%
LKQ Corp. (a)	104,100	2,727,420
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp.	88,900	6,542,151
Household Durables - 1.1%
Mohawk Industries, Inc. (a)	160,400	16,322,304
Whirlpool Corp.	123,600	16,009,908
		32,332,212
Internet & Direct Marketing Retail - 0.8%
Expedia, Inc.	38,200	3,140,040
Ocado Group PLC (a)	153,700	3,862,319
The Booking Holdings, Inc. (a)	11,800	18,789,612
		25,791,971
Specialty Retail - 1.2%
Lowe's Companies, Inc.	268,200	36,239,184
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	71,500	7,010,575
Tapestry, Inc.	76,600	1,017,248
		8,027,823

TOTAL CONSUMER DISCRETIONARY		147,601,219

CONSUMER STAPLES - 7.3%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR	65,100	3,209,430
Diageo PLC sponsored ADR	53,300	7,162,987
The Coca-Cola Co.	602,500	26,919,700
		37,292,117
Food & Staples Retailing - 1.2%
Performance Food Group Co. (a)	130,700	3,808,598
Sysco Corp.	301,400	16,474,524
Walmart, Inc.	148,000	17,727,440
		38,010,562
Household Products - 0.6%
Colgate-Palmolive Co.	9,800	717,948
Energizer Holdings, Inc.	7,400	351,426
Procter & Gamble Co.	91,205	10,905,382
Spectrum Brands Holdings, Inc.	107,500	4,934,250
		16,909,006
Personal Products - 0.1%
Unilever NV	70,700	3,769,567
Tobacco - 4.2%
Altria Group, Inc.	2,619,100	102,799,675
British American Tobacco PLC sponsored ADR	606,200	23,532,684
		126,332,359

TOTAL CONSUMER STAPLES		222,313,611

ENERGY - 7.2%
Energy Equipment & Services - 0.1%
Subsea 7 SA (a)	272,300	1,714,385
Oil, Gas & Consumable Fuels - 7.1%
Cenovus Energy, Inc. (Canada)	5,130,827	23,998,786
Equinor ASA sponsored ADR	2,032,200	29,426,256
Exxon Mobil Corp.	2,508,400	112,175,648
Hess Corp.	784,720	40,656,343
Kosmos Energy Ltd.	2,578,520	4,280,343
MEG Energy Corp. (a)	319,200	886,405
Total SA sponsored ADR	124,100	4,772,886
		216,196,667

TOTAL ENERGY		217,911,052

FINANCIALS - 14.9%
Banks - 9.8%
Bank of America Corp.	3,822,015	90,772,856
JPMorgan Chase & Co.	445,100	41,866,106
M&T Bank Corp.	52,600	5,468,822
PNC Financial Services Group, Inc.	278,616	29,313,189
Truist Financial Corp.	751,626	28,223,556
U.S. Bancorp	544,742	20,057,400
Wells Fargo & Co.	3,252,650	83,267,840
		298,969,769
Capital Markets - 3.5%
KKR & Co. LP	432,785	13,364,401
Morgan Stanley	306,100	14,784,630
Northern Trust Corp.	463,395	36,765,759
Raymond James Financial, Inc.	72,400	4,983,292
State Street Corp.	568,690	36,140,250
		106,038,332
Consumer Finance - 0.4%
Discover Financial Services	243,700	12,206,933
Encore Capital Group, Inc. (a)	1,500	51,270
		12,258,203
Insurance - 0.4%
Chubb Ltd.	61,900	7,837,778
The Travelers Companies, Inc.	23,300	2,657,365
		10,495,143
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp.	646,661	5,296,154
Radian Group, Inc.	1,275,252	19,779,159
		25,075,313

TOTAL FINANCIALS		452,836,760

HEALTH CARE - 19.6%
Biotechnology - 2.2%
AbbVie, Inc.	83,363	8,184,579
ADC Therapeutics SA (a)	35,600	1,666,436
Alexion Pharmaceuticals, Inc. (a)	198,700	22,302,088
Alnylam Pharmaceuticals, Inc. (a)	44,200	6,546,462
Amgen, Inc.	26,666	6,289,443
Crinetics Pharmaceuticals, Inc. (a)	65,175	1,141,866
Gritstone Oncology, Inc. (a)	183,700	1,219,768
Heron Therapeutics, Inc. (a)	36,700	539,857
Insmed, Inc. (a)	300,800	8,284,032
Intercept Pharmaceuticals, Inc. (a)(b)	214,605	10,281,726
United Therapeutics Corp. (a)	10,800	1,306,800
		67,763,057
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.	45,500	10,886,785
Boston Scientific Corp. (a)	676,151	23,739,662
Intuitive Surgical, Inc. (a)	4,400	2,507,252
		37,133,699
Health Care Providers & Services - 7.6%
AmerisourceBergen Corp.	130,800	13,180,716
Cardinal Health, Inc.	391,000	20,406,290
Centene Corp. (a)	65,400	4,156,170
Cigna Corp.	244,100	45,805,365
Covetrus, Inc. (a)(b)	142,520	2,549,683
CVS Health Corp.	830,400	53,951,088
McKesson Corp.	257,280	39,471,898
UnitedHealth Group, Inc.	168,300	49,640,085
		229,161,295
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	325,854	270,459
Pharmaceuticals - 8.6%
Bayer AG	751,678	55,717,053
Bristol-Myers Squibb Co.	1,316,600	77,416,080
Elanco Animal Health, Inc. (a)	94,400	2,024,880
GlaxoSmithKline PLC sponsored ADR	1,245,000	50,783,550
Johnson & Johnson	411,560	57,877,683
Pliant Therapeutics, Inc.	58,200	1,889,172
Sanofi SA sponsored ADR	210,300	10,735,815
TherapeuticsMD, Inc. (a)(b)	1,966,431	2,458,039
Vaxcyte, Inc.	46,100	1,457,221
		260,359,493

TOTAL HEALTH CARE		594,688,003

INDUSTRIALS - 12.1%
Aerospace & Defense - 0.9%
Airbus Group NV	36,300	2,601,034
General Dynamics Corp.	54,400	8,130,624
Huntington Ingalls Industries, Inc.	33,700	5,880,313
Raytheon Technologies Corp.	52,600	3,241,212
Safran SA (a)	24,200	2,434,310
The Boeing Co.	27,500	5,040,750
		27,328,243
Air Freight & Logistics - 2.5%
FedEx Corp.	128,000	17,948,160
United Parcel Service, Inc. Class B	485,600	53,989,008
XPO Logistics, Inc. (a)	39,300	3,035,925
		74,973,093
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	31,500	2,089,710
Building Products - 0.1%
Johnson Controls International PLC	82,992	2,833,347
Commercial Services & Supplies - 0.0%
IAA Spinco, Inc. (a)	45,000	1,735,650
Electrical Equipment - 1.0%
Acuity Brands, Inc.	70,900	6,787,966
Hubbell, Inc. Class B	51,518	6,458,296
Vertiv Holdings Co. (a)	100,900	1,368,204
Vertiv Holdings LLC (c)	1,100,000	14,916,000
		29,530,466
Industrial Conglomerates - 4.9%
3M Co.	50,300	7,846,297
General Electric Co.	20,921,900	142,896,577
		150,742,874
Machinery - 1.1%
Cummins, Inc.	24,600	4,262,196
Flowserve Corp.	190,500	5,433,060
Fortive Corp.	104,800	7,090,768
Otis Worldwide Corp.	73,250	4,164,995
Stanley Black & Decker, Inc.	34,600	4,822,548
Westinghouse Air Brake Co.	118,902	6,845,188
		32,618,755
Professional Services - 0.1%
RELX PLC (London Stock Exchange)	163,461	3,787,583
Road & Rail - 1.4%
J.B. Hunt Transport Services, Inc.	70,200	8,447,868
Knight-Swift Transportation Holdings, Inc. Class A (b)	558,200	23,282,522
Lyft, Inc. (a)	130,733	4,315,496
Ryder System, Inc.	168,000	6,301,680
		42,347,566
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	20,600	622,099

TOTAL INDUSTRIALS		368,609,386

INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 0.4%
Cisco Systems, Inc.	259,400	12,098,416
IT Services - 3.0%
Gartner, Inc. (a)	34,800	4,222,284
Genpact Ltd.	150,900	5,510,868
IBM Corp.	42,200	5,096,494
MasterCard, Inc. Class A	32,300	9,551,110
Twilio, Inc. Class A (a)	13,600	2,984,112
Unisys Corp. (a)	491,247	5,359,505
Visa, Inc. Class A	302,100	58,356,657
		91,081,030
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	32,300	3,961,272
Applied Materials, Inc.	99,400	6,008,730
Lam Research Corp.	11,100	3,590,406
Marvell Technology Group Ltd.	107,600	3,772,456
NVIDIA Corp.	2,100	797,811
Qualcomm, Inc.	771,590	70,376,724
		88,507,399
Software - 10.0%
Autodesk, Inc. (a)	60,900	14,566,671
Dynatrace, Inc.	97,700	3,966,620
Elastic NV (a)	73,300	6,758,993
Microsoft Corp.	1,094,100	222,660,286
Oracle Corp.	82,100	4,537,667
Parametric Technology Corp. (a)	80,900	6,293,211
SAP SE sponsored ADR	293,300	41,062,000
Workday, Inc. Class A (a)	24,500	4,590,320
		304,435,768
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	289,500	105,609,600

TOTAL INFORMATION TECHNOLOGY		601,732,213

MATERIALS - 2.0%
Chemicals - 1.4%
DuPont de Nemours, Inc.	440,800	23,419,704
Intrepid Potash, Inc. (a)	1,154,350	1,142,807
Livent Corp. (a)	14,200	87,472
LyondellBasell Industries NV Class A	67,200	4,416,384
Nutrien Ltd.	214,320	6,886,151
PPG Industries, Inc.	48,000	5,090,880
		41,043,398
Metals & Mining - 0.6%
BHP Billiton Ltd. sponsored ADR (b)	276,100	13,730,453
Freeport-McMoRan, Inc.	434,479	5,026,922
		18,757,375

TOTAL MATERIALS		59,800,773

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	26,300	6,799,602
Equinix, Inc.	9,700	6,812,310
		13,611,912
UTILITIES - 0.1%
Electric Utilities - 0.0%
Entergy Corp.	6,200	581,622
Southern Co.	11,400	591,090
		1,172,712
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	67,800	1,265,826
Sempra Energy	9,300	1,090,239
		2,356,065

TOTAL UTILITIES		3,528,777

TOTAL COMMON STOCKS
(Cost $2,612,915,434)		2,921,804,324

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)	6,029,661	229,646
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (c)(d)(e)	5,206,752	3,384,389
TOTAL OTHER
(Cost $7,821,162)		3,614,035

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.12% (f)	110,740,881	110,763,029
Fidelity Securities Lending Cash Central Fund 0.12% (f)(g)	46,474,425	46,479,072
TOTAL MONEY MARKET FUNDS
(Cost $157,240,711)		157,242,101
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $2,777,977,307)		3,082,660,460
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(45,447,179)
NET ASSETS - 100%		$3,037,213,281

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,530,035 or 0.6% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$2,609,610
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$5,206,752
Vertiv Holdings LLC	2/6/20	$11,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$673,446
Fidelity Securities Lending Cash Central Fund	840,785
Total	$ 1,514,231

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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